REVERSE MERGER (Tables)	6 Months Ended
Sep. 30, 2022
Reverse Merger
SCHEDULE OF PURCHASE PRICE ALLOCATION

The estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by White River of White River Energy Corp via the reverse acquisition are set forth below:

Purchase Price Allocation of White River Energy Corp

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

SCHEDULE OF PRO FORMA INFORMATION

The following pro forma balance sheet reflects the details of the March 31, 2022 consolidated balance sheet as presented in the Company’s financial statements as a result of the reverse merger.

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

MARCH 31, 2022

	Historical White River	White River	Other	Other
	Energy	Holdings	Transaction	Transaction
	Corp	Corp.	Adjustments	Adjustments	Pro Forma
			(1)	(2)
ASSETS

CURRENT ASSETS
Cash	$140,241	$251,050	$-	$(140,241)	$251,050
Accounts receivable	-	634,483	-	-	634,483
Prepaid expenses and other current assets	71,756	318,771	-	(71,756)	318,771
Inventory	-	107,026	-	-	107,026
Current assets held for sale	-	-	-	-	-
Total current assets	211,997	1,311,330	-	(211,997)	1,311,330

NON-CURRENT ASSETS

Property and equipment, net	1,466	596,464	-	(1,466)	596,464
Capitalized drilling costs	-	604,574	-	-	604,574
Oil and gas reserves	-	6,626,793	-	-	6,626,793
Right of use asset - operating leases	-	243,494	-	-	243,494
Other assets	-	14,760	-	-	14,760
Goodwill	-	2,100,374	-	-	2,100,374
Total non-current assets	1,466	10,186,459	-	(1,466)	10,186,459

TOTAL ASSETS	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable and accrued expenses	$23,500	$918,700	$-	$(23,500)	$918,700
Current portion of lease liability - operating leases	-	155,263	-	-	155,263
Cash overdraft	-	27,918	-	-	27,918
Due to Ecoark Holdings.	-	25,068,890	-	-	25,068,890
Total current liabilities	23,500	26,170,771	-	(23,500)	26,170,771

NON-CURRENT LIABILITIES
Asset retirement obligation	-	1,303,751	-	-	1,303,751
Lease liability - operating leases, net of current portion	-	110,235	-	-	110,235
	-	1,413,986	-	-	1,413,986

Total liabilities	23,500	27,584,757	-	(23,500)	27,584,757

STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock, $0.0001 par value	-	-	-	-	-
Common stock, $0.0001 par value	840	60	(60)	-	840
Additional paid-in capital	4,316,779	591,947	(4,127,596)	(189,963)	591,167
Accumulated deficit	(4,126,539)	(16,678,975)	4,126,539	-	(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest	191,080	(16,086,968)	(1,117)	(189,963)	(16,086,968)
Non-controlling interest	(1,117)	-	1,117	-	-
Total stockholders’ equity (deficit)	189,963	(16,086,968)	-	(189,963)	(16,086,968)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

Adjustments:	(1)	To reflect the retained earnings and other equity balances of White River Holdings Corp, precombination with White River Energy Corp
	(2)	To reclassify assets sold of Norr/Elysian in September 2022